COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details)	Sep. 30, 2017 CNY (¥)
2018	¥ 1,187,472,657
2019	1,534,655,558
Thereafter	136,800,000
Total	¥ 2,858,818,215